Components of Notes Payable (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Amended and Restated Credit Agreement date	Feb. 04, 2005	Feb. 04, 2005
Term A-1 Loan
Debt Instrument [Line Items]
Notes payable, description on variable rate basis		Interest at Prime +3.00% or LIBOR (subject to a 2.00% floor) + 4.00%, which was 6.00%
Notes payable, variable interest rate		6.00%
Term A-2 Loan
Debt Instrument [Line Items]
Notes payable, description on variable rate basis	Interest at Prime +4.50% or LIBOR +5.50%, which was 7.75%	Interest at Prime +4.50% or LIBOR (subject to a 2.00% floor) + 5.50%, which was 7.50%
Notes payable, variable interest rate	7.75%	7.50%
Term B Loan
Debt Instrument [Line Items]
Notes payable, description on variable rate basis	Interest at Prime + 10.75% or LIBOR + 11.75%, which was 14.00%	Interest at Prime + 10.75% or LIBOR (subject to a 2.00% floor effective June 25, 2010) + 11.75%, which was 13.75%
Notes payable, variable interest rate	14.00%	13.75%
Prime Rate Plus | Term A-1 Loan
Debt Instrument [Line Items]
Notes payable, basis spread on variable rate		3.00%
Prime Rate Plus | Term A-2 Loan
Debt Instrument [Line Items]
Notes payable, basis spread on variable rate	4.50%	4.50%
Prime Rate Plus | Term B Loan
Debt Instrument [Line Items]
Notes payable, basis spread on variable rate	10.75%	10.75%
LIBOR Plus | Term A-1 Loan
Debt Instrument [Line Items]
LIBOR floor rate		2.00%
Notes payable, basis spread on variable rate		4.00%
LIBOR Plus | Term A-2 Loan
Debt Instrument [Line Items]
LIBOR floor rate	2.00%	2.00%
Notes payable, basis spread on variable rate	5.50%	5.50%
LIBOR Plus | Term B Loan
Debt Instrument [Line Items]
LIBOR floor rate	2.00%	2.00%
Notes payable, basis spread on variable rate	11.75%	11.75%
Fifth Amendment
Debt Instrument [Line Items]
Amended and Restated Credit Agreement date	Jun. 25, 2010	Jun. 25, 2010
Fourth Amendment
Debt Instrument [Line Items]
Amended and Restated Credit Agreement date	Jun. 09, 2009	Jun. 09, 2009
Third Amendment
Debt Instrument [Line Items]
Amended and Restated Credit Agreement date	Jun. 10, 2008	Jun. 10, 2008
Second Amendment
Debt Instrument [Line Items]
Amended and Restated Credit Agreement date	Jun. 25, 2007	Jun. 25, 2007
First Amendment
Debt Instrument [Line Items]
Amended and Restated Credit Agreement date	Apr. 28, 2006	Apr. 28, 2006